Putnam Premier Income Trust
The fund's portfolio
4/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (80.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.9%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 4/20/49(FWC)	$250,000	$261,067
4.50%, TBA, 5/1/49	17,000,000	17,629,530
4.00%, TBA, 5/1/49	9,000,000	9,267,188

		27,157,785
U.S. Government Agency Mortgage Obligations (75.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 4/1/30(i)	849,694	856,823
Federal National Mortgage Association Pass-Through Certificates
4.00%, TBA, 6/1/49	64,000,000	65,632,499
3.50%, TBA, 6/1/49	99,000,000	99,819,839
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 5/1/49	5,000,000	5,338,281
4.50%, TBA, 5/1/49	8,000,000	8,323,125
4.00%, TBA, 5/1/49	64,000,000	65,675,002
3.50%, TBA, 5/1/49	99,000,000	99,889,456
3.00%, TBA, 5/1/49	43,000,000	42,492,733
2.50%, TBA, 5/1/49	31,000,000	29,818,125

		417,845,883

Total U.S. government and agency mortgage obligations (cost $445,127,215)		$445,003,668

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.50%, 2/15/46(i)	$89,000	$82,320
U.S. Treasury Notes
3.125%, 5/15/19(i)	128,000	129,877
2.00%, 9/30/20(i)	216,000	215,352
1.75%, 9/30/19(i)	111,000	110,837
1.625%, 2/15/26(i)	131,000	125,147

Total U.S. treasury obligations (cost $663,533)		$663,533

MORTGAGE-BACKED SECURITIES (44.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (22.1%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.844%, 4/15/37	$70,421	$104,639
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.73%, 11/15/35	148,724	215,368
Ser. 4813, IO, 5.50%, 8/15/48	5,597,788	1,208,392
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	4,296,448	786,680
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,264,805	438,344
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,268,244	219,939
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,016,475	326,012
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.177%, 4/15/40	4,374,321	482,706
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	4,406,010	787,574
Ser. 4425, IO, 4.00%, 1/15/45	5,477,902	1,012,535
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,660,842	1,132,771
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,360,952	439,749
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	4,027,248	283,157
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.627%, 4/15/47	2,425,349	506,437
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	11,766,247	1,740,581
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	7,519,321	1,203,182
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	2,786,206	424,896
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	5,033,217	741,242
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,946,297	175,324
Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,891,737	149,616
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	8,600,322	729,092
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,900,869	301,147
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,283,684	116,240
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	6,895,146	515,329
FRB Ser. 57, Class 1AX, IO, 0.373%, 7/25/43(WAC)	2,426,501	24,265
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,951	1,493
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 25.04%, 7/25/36	102,745	171,317
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.119%, 6/25/37	122,203	174,469
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.202%, 2/25/38	90,710	113,824
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.82%, 8/25/35	79,905	101,127
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.955%, 11/25/34	116,603	132,450
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.477%, 7/25/25	794,081	873,177
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,521,404	1,072,955
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	4,544,437	939,108
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	2,552,432	125,222
Ser. 15-30, IO, 5.50%, 5/25/45	7,469,310	1,586,631
Ser. 374, Class 6, IO, 5.50%, 8/25/36	199,955	38,835
Ser. 378, Class 19, IO, 5.00%, 6/25/35	618,269	114,612
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	900,921	205,009
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	5,475,117	578,172
Ser. 366, Class 22, IO, 4.50%, 10/25/35	17,726	370
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	3,774,379	698,260
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	3,143,280	434,338
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	3,642,654	583,412
Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	8,597,990	1,683,309
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	2,554,317	369,278
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,046,951	280,064
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,029,975	313,225
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 3.973%, 4/25/42	2,500,046	399,497
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.923%, 4/25/40	1,758,452	312,125
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.673%, 10/25/41	1,834,496	150,319
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.623%, 12/25/46	6,850,251	1,018,975
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.623%, 5/25/39	22,507,194	3,404,573
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	5,178,205	702,579
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.473%, 2/25/43	4,558,065	871,730
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.423%, 10/25/41	5,493,976	748,554
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,986,653	162,659
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,126,573	189,839
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	2,959,863	249,123
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,608,654	116,268
Ser. 99-51, Class N, PO, zero %, 9/17/29	12,279	11,205
Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,646,641	34,909
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	2,125,649	461,415
Ser. 16-42, IO, 5.00%, 2/20/46	5,584,519	1,155,401
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	9,162,692	1,245,393
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	8,926,301	1,952,093
Ser. 14-76, IO, 5.00%, 5/20/44	2,173,989	457,313
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,693,937	370,295
Ser. 12-146, IO, 5.00%, 12/20/42	1,506,343	332,872
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,249,475	488,102
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,586,013	349,414
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	7,120,684	1,555,157
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,631,731	794,005
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	7,310,197	1,550,930
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,352,402	289,636
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	5,667,375	1,085,926
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	2,865,013	544,352
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	6,778,431	961,724
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	4,741,870	564,852
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,080,653	445,884
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	3,096,766	642,579
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	4,054,135	632,972
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	3,069,485	630,924
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	673,534	90,792
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	2,784,794	547,900
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,189,884	643,432
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	5,057,609	1,012,685
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,806,022	569,314
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	3,199,503	652,161
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,947,774	384,101
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,637,265	370,104
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	3,621,985	484,441
Ser. 16-29, IO, 4.00%, 2/16/46	2,661,457	512,330
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	7,038,120	1,240,750
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,166,148	839,479
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	4,674,698	850,216
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	4,405,465	679,411
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	12,292,564	2,107,683
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	9,332,664	1,166,583
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,543,667	286,738
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	6,831,566	886,122
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,550,328	281,214
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,337,255	257,623
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,467,766	652,540
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.669%, 9/20/43	1,208,020	195,506
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	4,300,258	640,351
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	2,944,034	325,581
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	3,581,046	479,860
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	7,448,444	1,128,216
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	4,938,550	742,343
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	7,478,572	1,234,579
Ser. 13-76, IO, 3.50%, 5/20/43	5,650,894	962,178
Ser. 13-28, IO, 3.50%, 2/20/43	1,739,367	282,334
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,704,059	431,595
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,991,475	631,771
Ser. 13-14, IO, 3.50%, 12/20/42	8,852,289	1,139,024
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,729,721	424,717
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,564,839	636,530
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	4,475,208	788,780
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	5,238,977	938,917
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	2,023,367	365,298
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	5,614,439	613,995
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,848,452	636,312
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	4,020,612	334,607
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	9,417,534	807,554
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.469%, 7/20/40	11,916,847	1,765,088
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.119%, 8/20/44	5,183,273	719,179
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68(WAC)	6,217,822	833,577
Ser. 18-H02, Class EI, IO, 2.404%, 1/20/68(WAC)	15,290,897	2,026,044
Ser. 18-H03, Class XI, IO, 2.379%, 2/20/68(WAC)	10,524,038	1,366,020
Ser. 17-H06, Class BI, IO, 2.354%, 2/20/67(WAC)	10,624,193	1,200,534
Ser. 18-H05, Class BI, IO, 2.353%, 2/20/68(WAC)	10,887,124	1,445,946
Ser. 17-H16, Class FI, IO, 2.344%, 8/20/67(WAC)	7,766,636	902,871
Ser. 17-H02, Class BI, IO, 2.341%, 1/20/67(WAC)	6,583,522	783,637
Ser. 17-H16, Class JI, IO, 2.314%, 8/20/67(WAC)	20,591,231	2,857,033
Ser. 17-H12, Class QI, IO, 2.314%, 5/20/67(WAC)	9,410,514	1,068,244
Ser. 16-H22, Class AI, IO, 2.298%, 10/20/66(WAC)	10,372,845	1,120,060
Ser. 18-H15, Class KI, IO, 2.254%, 8/20/68(WAC)	9,195,467	1,241,388
Ser. 16-H23, Class NI, IO, 2.232%, 10/20/66(WAC)	28,499,597	3,129,256
Ser. 17-H08, Class NI, IO, 2.222%, 3/20/67(WAC)	13,905,134	1,510,098
Ser. 16-H16, Class EI, IO, 2.213%, 6/20/66(WAC)	7,674,546	811,967
Ser. 16-H03, Class AI, IO, 2.10%, 1/20/66(WAC)	8,458,580	782,419
Ser. 16-H18, Class QI, IO, 2.066%, 6/20/66(WAC)	7,159,379	811,874
Ser. 17-H19, Class MI, IO, 2.042%, 4/20/67(WAC)	5,234,918	582,646
Ser. 16-H03, Class DI, IO, 2.004%, 12/20/65(WAC)	8,917,281	791,409
Ser. 15-H20, Class CI, IO, 1.958%, 8/20/65(WAC)	9,497,436	939,353
Ser. 17-H09, IO, 1.937%, 4/20/67(WAC)	12,707,417	1,212,605
Ser. 16-H17, Class KI, IO, 1.923%, 7/20/66(WAC)	5,175,059	549,850
Ser. 15-H15, Class BI, IO, 1.906%, 6/20/65(WAC)	5,547,478	513,286
Ser. 17-H11, Class DI, IO, 1.88%, 5/20/67(WAC)	9,688,134	1,089,915
Ser. 16-H02, Class HI, IO, 1.868%, 1/20/66(WAC)	11,169,709	887,992
Ser. 15-H24, Class AI, IO, 1.868%, 9/20/65(WAC)	8,441,237	769,292
Ser. 15-H25, Class EI, IO, 1.848%, 10/20/65(WAC)	7,557,645	649,202
Ser. 15-H20, Class AI, IO, 1.828%, 8/20/65(WAC)	8,217,311	712,441
FRB Ser. 15-H08, Class CI, IO, 1.782%, 3/20/65(WAC)	6,438,257	524,428
Ser. 17-H16, Class IH, IO, 1.775%, 7/20/67(WAC)	14,254,510	1,291,644
Ser. 15-H10, Class BI, IO, 1.756%, 4/20/65(WAC)	6,323,068	559,465
Ser. 16-H09, Class BI, IO, 1.741%, 4/20/66(WAC)	11,196,429	1,099,176
Ser. 16-H10, Class AI, IO, 1.732%, 4/20/66(WAC)	18,618,947	1,258,846
Ser. 15-H23, Class BI, IO, 1.726%, 9/20/65(WAC)	9,450,042	756,003
Ser. 17-H16, Class IG, IO, 1.688%, 7/20/67(WAC)	18,640,322	1,770,831
Ser. 16-H24, Class CI, IO, 1.684%, 10/20/66(WAC)	6,826,466	546,213
Ser. 16-H14, IO, 1.672%, 6/20/66(WAC)	8,070,596	520,723
Ser. 13-H08, Class CI, IO, 1.666%, 2/20/63(WAC)	11,301,534	605,762
Ser. 16-H06, Class DI, IO, 1.639%, 7/20/65	13,161,982	984,727
Ser. 16-H06, Class CI, IO, 1.589%, 2/20/66(WAC)	11,885,285	761,728
Ser. 14-H21, Class BI, IO, 1.537%, 10/20/64(WAC)	10,746,984	728,646
Ser. 15-H26, Class CI, IO, 0.621%, 8/20/65(WAC)	21,275,284	223,390
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,888	3,241

		122,503,184
Commercial mortgage-backed securities (8.5%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	24,982,098	250
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	1,339,000	1,191,710
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	1,026,000	1,027,775
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	1,100,844	1,105,027
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	828,000	467,801
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)	1,069,875	759,451
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default)(NON)(WAC)	798,804	100,865
FRB Ser. 06-PW14, Class XW, IO, 0.503%, 12/11/38(WAC)	1,117,957	6,766
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	3,632,777	36
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.948%, 12/15/47(WAC)	1,068,000	1,062,942
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,117,586
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.911%, 10/15/45(WAC)	613,000	541,733
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	1,345,467
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.089%, 12/15/39(WAC)	2,253,891	10,907
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 6.322%, 9/15/39(WAC)	26,697	26,697
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	259,165	263,093
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.937%, 4/15/50(WAC)	1,776,000	1,631,380
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.59%, 7/10/39(WAC)	875,288	263
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.663%, 9/10/47(WAC)	2,730,000	2,393,428
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.978%, 2/15/47(WAC)	2,670,000	2,483,036
FRB Ser. 13-C14, Class E, 4.713%, 8/15/46(WAC)	1,277,000	1,082,924
FRB Ser. C14, Class D, 4.713%, 8/15/46(WAC)	1,335,000	1,245,667
FRB Ser. 14-C18, Class E, 4.478%, 2/15/47(WAC)	914,000	705,701
FRB Ser. 14-C25, Class D, 4.092%, 11/15/47(WAC)	3,086,000	2,664,283
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	1,210,663
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	948,000	826,892
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51(WAC)	757,000	755,108
FRB Ser. 11-C3, Class F, 5.849%, 2/15/46(WAC)	1,113,000	1,102,943
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45(WAC)	1,115,000	1,025,295
FRB Ser. 12-C8, Class E, 4.806%, 10/15/45(WAC)	273,000	265,365
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,466,473
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	4,996,264	50
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.273%, 4/20/48(WAC)	977,000	896,163
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.169%, 12/15/49(WAC)	473,964	571
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	1,233,626	1,164,420
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.502%, 8/15/46(WAC)	1,900,000	997,500
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46(WAC)	2,860,000	2,429,330
FRB Ser. 13-C10, Class F, 4.219%, 7/15/46(WAC)	1,164,000	978,705
Ser. 14-C15, Class F, 4.00%, 4/15/47	520,000	432,926
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	773,043
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	995,834	273,516
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,600,000	1,512,423
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.288%, 1/11/43(WAC)	467,420	471,721
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	376,000	38
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	1,081,996	73,576
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	1,037,008
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.123%, 5/15/46(WAC)	4,219,349	114
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	1,500,000	1,093,245
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.421%, 7/15/46(WAC)	456,000	412,247
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	1,828,931
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,945,766
FRB Ser. 12-C9, Class E, 4.939%, 11/15/45(WAC)	787,000	699,043
FRB Ser. 12-C10, Class D, 4.589%, 12/15/45(WAC)	1,141,000	1,015,490
Ser. 13-C12, Class E, 3.50%, 3/15/48	412,000	337,891

		47,261,244
Residential mortgage-backed securities (non-agency) (13.4%)
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.402%, 4/25/34	469,086	512,534
FRB Ser. 05-7, Class 21A1, 4.437%, 9/25/35(WAC)	405,027	380,442
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.657%, 11/25/47	507,273	434,572
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.734%, 4/25/37(WAC)	394,157	396,132
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.827%, 3/25/37	2,606,963	2,240,354
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.405%, 8/25/46	477,829	444,387
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.385%, 6/25/46	820,862	744,734
FRB Ser. 06-OA7, Class 1A1, 3.026%, 6/25/46(WAC)	1,398,558	1,222,200
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.827%, 9/25/35	924,743	879,733
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.817%, 2/25/37	844,548	475,895
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.811%, 11/20/35	2,276,662	2,179,539
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.687%, 4/25/47	881,371	782,594
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.667%, 8/25/46	735,829	658,567
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.667%, 8/25/46	1,003,286	912,990
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.667%, 8/25/46	4,914,004	4,236,608
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.667%, 12/25/36	949,047	563,563
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.977%, 5/25/28	829,902	1,102,502
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.477%, 7/25/28	2,024,523	2,615,573
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.827%, 4/25/28	1,299,663	1,704,233
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 10.027%, 12/25/27	1,040,944	1,214,418
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.427%, 7/25/29	570,000	642,702
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.327%, 3/25/29	640,000	705,625
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.777%, 9/25/30	2,843,000	2,863,470
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.177%, 12/25/30	1,500,000	1,516,525
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.127%, 1/25/49	500,000	515,169
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.927%, 3/25/49	726,000	738,457
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.727%, 9/25/28	2,312,789	3,302,712
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.227%, 10/25/28	1,298,523	1,823,730
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.227%, 8/25/28	1,205,306	1,643,682
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.227%, 1/25/29	269,474	338,392
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.377%, 10/25/28	4,003,915	4,524,774
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.177%, 4/25/28	3,806,144	4,323,904
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.027%, 4/25/28	543,481	605,166
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.977%, 9/25/29	1,659,000	1,898,327
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.477%, 7/25/25	3,377,017	3,759,541
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.327%, 10/25/29	2,230,000	2,499,341
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.727%, 4/25/29	167,000	184,702
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.477%, 5/25/25	69,789	75,083
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.127%, 9/25/29	500,000	538,326
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.077%, 1/25/30	314,000	324,461
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 6.027%, 7/25/30	1,972,000	1,992,377
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.027%, 7/25/29	370,000	396,988
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.277%, 2/25/30	310,000	320,074
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.027%, 12/25/30	650,000	659,810
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.577%, 3/25/31	251,000	250,025
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 6.577%, 9/25/31	578,000	590,888
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.927%, 7/25/31	277,000	282,140
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.777%, 8/25/31	710,000	722,544
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.787%, 5/25/37	1,038,592	759,790
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 3.007%, 5/19/35	575,797	365,389
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.677%, 6/25/37	917,219	541,159
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	730,000	711,166
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.894%, 2/26/37	898,088	778,962
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 3.272%, 8/25/35	284,291	272,887
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 8.227%, 4/25/27 (Bermuda)	550,000	588,500
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.327%, 7/25/28 (Bermuda)	2,230,000	2,237,666
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.177%, 3/25/28 (Bermuda)	620,000	623,100
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.687%, 8/25/36	1,047,265	937,302
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.657%, 1/25/37	1,206,254	1,117,125
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.195%, 12/25/35(WAC)	379,241	380,277
FRB Ser. 05-AR10, Class 1A3, 4.116%, 9/25/35(WAC)	912,711	922,223
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.967%, 10/25/45	768,500	767,298
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.877%, 12/25/45	671,165	665,158
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.827%, 12/25/45	455,954	443,011
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.202%, 4/25/36(WAC)	338,420	341,804
FRB Ser. 06-AR2, Class 1A1, 4.908%, 3/25/36(WAC)	332,016	331,641

		74,524,963

Total mortgage-backed securities (cost $243,483,193)		$244,289,391

CORPORATE BONDS AND NOTES (23.8%)(a)
		Principal amount	Value
Basic materials (2.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$429,000	$464,228
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		85,000	86,700
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		720,000	722,916
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		242,000	251,680
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		212,000	203,986
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		498,000	530,131
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		402,000	403,005
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		547,000	547,000
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		336,000	336,840
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		275,000	273,116
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		485,000	499,744
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	205,500
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		122,000	121,695
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		136,000	143,820
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		101,000	100,515
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		586,000	551,573
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	276,194
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		333,000	351,315
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		151,000	136,278
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		714,000	724,053
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		321,000	330,630
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		368,000	358,800
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	194,750
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		141,000	149,460
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		283,000	285,123
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		106,000	109,975
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		214,000	220,420
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		160,000	158,000
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		65,000	68,616
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		297,000	276,953
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		1,015,000	1,058,138
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		365,000	363,175
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		403,000	458,413
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		132,000	135,960
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		47,000	46,648
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		110,000	113,575
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		45,000	45,731
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		575,000	588,201
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		325,000	334,699
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		63,000	63,154
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		354,000	356,655
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		125,000	122,031
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		324,000	332,910
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		271,000	275,699
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		379,000	382,790
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		218,000	220,725
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		270,000	289,575
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		489,000	516,506

			14,787,601
Capital goods (1.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		757,000	741,716
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		240,000	243,300
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		154,000	156,310
Berry Global, Inc. 144A notes 4.50%, 2/15/26		85,000	82,450
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		110,000	121,550
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		369,000	380,993
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		315,000	320,119
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	388,640
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		343,000	343,858
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		408,000	430,950
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		233,000	226,593
Nordex SE sr. unsec. notes Ser. REGS, 6.50%, 2/1/23 (Germany)	EUR	200,000	223,519
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	200,000	210,253
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$215,000	221,988
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		268,000	279,055
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		250,000	258,500
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		675,000	675,817
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		180,000	186,300
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		585,000	586,097
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		695,000	731,488
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		230,000	236,325
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		361,000	361,903
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		867,000	902,764

			8,310,488
Communication services (2.5%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		400,000	410,000
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		450,000	459,000
Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	200,000	221,236
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$800,000	812,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		655,000	675,960
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		203,000	211,881
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		112,000	116,984
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		815,000	835,375
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		710,000	721,112
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		44,000	41,140
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	274,725
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		200,000	218,250
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		666,000	667,665
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		314,000	270,825
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		372,000	393,799
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		85,000	89,781
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		180,000	169,650
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		230,000	213,325
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		15,000	15,656
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		408,000	412,080
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		598,000	607,160
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		88,000	91,960
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		278,000	266,185
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		238,000	246,925
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		929,000	967,739
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		465,000	487,088
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		181,250	180,797
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		505,000	525,054
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		291,000	299,366
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		74,000	77,798
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		100,000	101,000
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		295,000	297,581
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		125,000	125,520
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	639,000	799,648
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		$662,000	686,825
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		170,000	173,825
Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	134,192
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	337,433
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		$150,000	149,625

			13,786,165
Consumer cyclicals (4.1%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	87,550
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		198,000	205,673
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		350,000	363,563
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		94,000	95,833
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		165,000	167,475
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		420,000	424,343
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		280,000	285,950
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		465,000	454,538
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		50,000	51,875
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		163,000	170,335
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		250,000	255,000
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		228,000	235,980
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		530,000	542,837
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		154,000	166,272
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		320,000	323,200
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		450,000	456,188
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		481,000	485,069
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		674,000	498,760
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		145,000	151,888
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		600,000	627,000
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		75,000	74,906
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		73,000	71,905
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		591,000	573,270
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		505,000	520,781
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		235,000	95,763
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		170,000	162,350
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		195,000	185,738
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		180,000	193,275
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		404,000	412,080
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		255,000	266,794
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		679,000	707,858
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		353,000	365,355
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		257,000	262,783
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		265,000	275,600
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		337,000	361,433
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		534,000	544,013
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		547,000	555,314
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		177,000	174,345
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		476,000	472,849
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		315,000	325,631
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		296,000	300,210
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		439,000	446,134
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		241,000	240,398
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		290,000	293,625
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		264,000	306,240
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	422,000
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		224,000	229,880
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		515,000	521,438
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		339,000	346,628
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		580,000	610,450
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		223,000	225,444
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		263,000	271,876
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		819,000	824,119
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		495,000	505,395
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		600,000	600,000
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		240,000	245,472
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		12,000	12,270
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		333,000	347,639
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		410,000	417,688
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	23,969
Star Merger Sub, Inc. 144A sr. notes 6.875%, 8/15/26		125,000	129,925
Tendam Brands SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	200,000	225,971
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		$282,000	285,948
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		495,000	477,675
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		420,000	411,600
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		230,000	197,800
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		52,000	53,040
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		229,000	223,275
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		250,000	254,063
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		612,000	597,465

			22,699,009
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		385,000	382,113
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		170,000	170,638
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		275,000	270,875
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		25,000	27,094
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		100,000	103,219
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		229,000	239,878
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	516,363
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		737,000	731,473
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	304,219
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		295,000	301,638
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		180,000	178,718
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		350,000	355,250
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		85,000	86,265
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		416,000	418,080
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		265,000	262,681
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		270,000	284,850
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		135,000	147,488
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		235,000	223,633

			5,004,475
Energy (5.0%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		70,000	73,500
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		213,000	215,460
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		324,000	326,430
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		38,000	38,143
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		389,000	401,643
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		141,000	154,043
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		151,000	147,225
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		113,000	106,785
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		450,000	342,000
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	245,030
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		608,000	655,120
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		836,000	871,530
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		114,000	111,467
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		253,000	256,163
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		58,000	57,275
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		413,000	384,090
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		276,000	280,140
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		103,000	94,760
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		714,000	745,066
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		140,000	142,975
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		499,000	533,930
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		135,000	141,413
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		356,000	388,599
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		139,000	151,027
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		575,000	546,250
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		223,000	192,895
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		543,000	555,218
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		510,000	530,400
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		306,000	283,815
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		50,000	47,422
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		97,000	91,665
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		278,000	279,390
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		315,000	286,650
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		40,000	38,100
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		130,000	134,225
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		124,000	112,530
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		196,000	196,980
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		168,000	168,630
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		275,000	266,750
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	279,798
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	410,388
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,300,000	1,450,540
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		3,254,000	3,449,240
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		1,060,000	1,083,850
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		4,723,000	4,852,883
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		689,000	149,630
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		972,000	204,120
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		2,345,000	509,264
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		1,552,000	1,400,000
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		313,000	314,565
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		195,000	204,976
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		233,000	230,961
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		195,000	143,813
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		243,000	206,550
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		45,000	5
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		110,000	103,056
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		211,000	213,110
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		280,000	285,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		186,000	182,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		80,000	86,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		125,000	133,906
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		203,175	209,270
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		137,000	145,905
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		10,000	10,700
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		102,000	101,842
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		78,000	109,048
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		118,000	149,232
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	68,475
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		238,000	246,033
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		320,000	332,800

			27,863,082
Financials (3.5%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		778,000	789,670
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,028,000	1,315,840
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		369,000	399,904
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		163,000	197,638
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		148,000	158,545
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		185,000	203,167
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		175,000	188,890
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	614,848
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		82,000	85,280
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		233,000	229,505
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		678,000	711,053
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		125,000	131,563
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		500,000	640,000
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	256,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		360,000	361,350
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		170,000	169,901
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		260,000	230,750
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		250,000	263,125
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		185,000	195,371
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		214,000	225,235
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	219,713
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		205,000	211,207
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		51,000	51,383
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		440,000	444,400
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	21,525
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	196,111
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		360,000	368,550
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		125,000	125,938
Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		670,000	882,571
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		242,000	252,588
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		450,000	457,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		115,000	110,400
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	230,790
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$80,000	80,000
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		220,000	221,650
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		284,000	284,355
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		300,000	280,500
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	217,750
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		306,000	388,238
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		410,000	421,788
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		235,000	237,148
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		745,000	799,013
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		330,000	330,825
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		178,000	169,100
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		327,000	351,525
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	206,931
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		4,200,000	4,368,000

			19,297,509
Health care (1.8%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		305,000	339,313
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	665,990
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	270,000	305,709
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$90,000	92,110
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		255,000	282,413
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		370,000	374,163
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		338,000	340,603
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		355,000	374,081
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		270,000	279,450
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		95,000	98,990
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		395,000	413,763
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		305,000	310,844
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		135,000	140,431
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		1,051,000	1,023,411
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		235,000	153,778
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		125,000	121,563
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		256,000	273,420
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		270,000	285,838
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		128,000	140,800
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		370,000	377,400
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		408,000	441,619
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		270,000	281,813
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		70,000	69,650
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		250,000	259,375
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		100,000	100,750
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		1,075,000	1,103,337
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		160,000	160,451
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		393,000	406,264
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		125,000	130,313
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		385,000	396,852
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes zero %, 4/15/24 (Israel)		250,000	254,435
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		165,000	170,363
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		110,000	115,203

			10,284,495
Technology (0.8%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		1,318,000	—
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		160,000	169,400
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		75,000	78,234
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		895,000	969,703
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		293,000	309,975
First Data Corp. 144A notes 5.75%, 1/15/24		761,000	784,306
First Data Corp. 144A sr. notes 5.375%, 8/15/23		375,000	383,400
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		204,000	232,856
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		210,000	218,925
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		175,000	179,375
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		992,000	979,600
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		400,000	386,000

			4,691,774
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		502,000	505,765

			505,765
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		965,000	998,775
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		135,000	140,400
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		160,000	162,000
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		135,000	137,180
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		584,000	578,160
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		188,000	188,235
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		85,000	86,806
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		615,000	656,241
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.392%, 12/1/23		71,326	70,791
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		272,000	296,480
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		393,000	420,510
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		320,000	338,870
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		205,000	820
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		244,000	257,220
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		169,000	183,788
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		152,000	155,990
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		369,000	380,070

			5,052,336

Total corporate bonds and notes (cost $130,881,868)			$132,282,699

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (12.7%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$460,000	$323,150
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		385,000	289,231
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		3,493,000	2,514,960
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		650,000	478,563
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		2,375,000	1,617,969
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		2,255,000	2,260,922
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		1,370,000	1,385,413
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		900,000	591,750
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		700,000	513,625
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 48.50%, 5/31/22 (Argentina)	ARS	17,110,000	362,690
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$1,990,000	1,318,375
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		66,667	58,917
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		3,308,000	2,493,612
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		5,464,000	3,961,400
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		1,233,000	988,866
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		175,000	180,250
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		445,000	521,763
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		1,150,000	1,267,875
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,697,438
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		635,000	641,356
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		310,000	307,049
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		880,000	862,391
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		1,010,000	1,001,453
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		700,000	679,875
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	2,332,000	2,833,581
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	1,411,000	1,669,304
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	61,000	65,528
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	468,000	514,379
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	141,000	156,745
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	178,000	199,254
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	468,000	526,342
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	3,840,211	4,352,968
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	137,295	156,954
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	4,094,435	4,717,324
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	398,000	463,324
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	1,556,500	1,811,500
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	114,000	133,238
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	1,269,807	1,491,909
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$2,370,000	2,524,050
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	783,765
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	319,492
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		1,555,000	1,932,010
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,314,004
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,360,070
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		840,000	762,300
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		630,000	611,680
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	292,125
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		1,385,000	1,262,163
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	760,000	811,731
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$5,014,000	5,513,234
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		265,000	273,997
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	199,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		805,000	783,992
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		625,000	602,344
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,069,960
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		3,080,000	3,121,977
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		650,000	182,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		1,652,000	485,275
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		439,000	126,213
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		2,674,000	782,145

Total foreign government and agency bonds and notes (cost $72,712,848)			$70,525,270

CONVERTIBLE BONDS AND NOTES (3.9%)(a)
	Principal amount	Value
Capital goods (0.2%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	$145,000	$136,822
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	524,000	552,833
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	28,605
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	309,000	337,453

		1,055,713
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	232,000	260,606
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	500,000	458,656
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	404,000	454,588
Intelsat SA 144A cv. company guaranty sr. unsec. notes 4.50%, 6/15/25, (Luxembourg)	105,000	145,407
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	175,000	264,301

		1,583,558
Consumer cyclicals (0.6%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	194,928	288,507
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	254,000	283,490
FTI Consulting, Inc. 144A cv. sr. unsec. notes 2.00%, 8/15/23	216,000	231,418
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	386,000	450,809
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	237,000	283,443
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	425,000	499,613
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	345,000	337,708
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	497,000	566,222
Quotient Technology, Inc. cv. sr. unsec. notes 1.75%, 12/1/22	144,000	133,589
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	184,000	219,690

		3,294,489
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	376,000	359,550
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	224,000	347,900
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	250,000	249,954
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	59,000	59,365
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24	231,000	359,788
Zillow Group, Inc. cv. sr. unsec. notes 1.50%, 7/1/23	301,000	274,332

		1,650,889
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $58,386)(RES)	84,334	25,300
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	272,000	246,659
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	233,000	222,779
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	215,000	230,187

		724,925
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	222,000	226,163
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	183,000	168,474
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22,(R)	194,000	225,032
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	272,000	272,653
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	112,000	108,290

		1,000,612
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	273,000	280,650
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	181,000	198,021
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	434,000	451,903
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	206,000	231,379
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	229,000	246,839
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	187,000	213,075
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	151,000	167,625
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	460,000	437,000
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	150,000	181,572
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	226,000	225,576
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	222,000	223,827
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	157,000	163,228
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	243,000	320,978
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	203,000	220,488

		3,562,161
Technology (1.5%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	548,000	580,073
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	114,000	132,673
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	314,000	338,142
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%, 12/15/19	213,000	250,159
Five9, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/23	114,000	161,487
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	239,000	271,928
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	263,000	278,780
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	146,000	198,104
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	107,000	110,617
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24	185,000	229,783
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	228,000	295,798
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23	270,000	314,842
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	335,000	331,533
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	385,000	506,502
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	496,000	562,196
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	414,000	471,871
Rapid7, Inc. 144A cv. sr. unsec. notes 1.25%, 8/1/23	118,000	170,571
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	585,000	681,133
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	472,000	455,544
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	195,000	218,326
Viavi Solutions, Inc. 144A cv. sr. unsec. notes 1.75%, 6/1/23	216,000	249,719
Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23	96,000	112,895
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)	200,000	235,213
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	390,000	578,850
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	231,000	347,426

		8,084,165
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	224,000	223,300

		223,300
Utilities and power (0.1%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	392,000	441,182

		441,182

Total convertible bonds and notes (cost $21,414,950)		$21,620,994

PURCHASED SWAP OPTIONS OUTSTANDING (2.9%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$8,145,400	$670,285
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		8,145,400	600,397
Citibank, N.A.
2.226/3 month USD-LIBOR-BBA/May-24	May-19/2.226		78,737,700	97,635
(2.406)/3 month USD-LIBOR-BBA/May-24	May-19/2.406		78,737,700	91,336
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	379,442
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	336,585
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	74,867,100	325,807
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	74,867,100	183,896
(2.458)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.458		$70,290,000	52,718
(2.658)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.658		140,580,100	14,058
(2.3975)/3 month USD-LIBOR-BBA/May-24	May-19/2.3975		78,737,700	4,724
2.1975/3 month USD-LIBOR-BBA/May-24	May-19/2.1975		78,737,700	787
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		26,351,000	1,779,747
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	17,032,000	1,482,018
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	6,794,000	1,234,083
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$21,080,800	1,135,623
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	10,069,900	671,904
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$6,980,300	383,637
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	373,306
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	321,233
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	312,717
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		26,351,000	269,307
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	10,069,900	229,728
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$21,080,800	35,205
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		52,701,900	3,689
Morgan Stanley & Co. International PLC
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		176,157,900	1,012,908
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	820,149
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	809,873
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	809,803
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	476,849
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		13,275,300	469,946
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	254,488
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		13,275,300	253,824
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		52,701,900	3,689

Total purchased swap options outstanding (cost $15,052,150)				$15,901,396

SENIOR LOANS (1.7%)(a)(c)
	Principal amount	Value
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.101%, 4/21/24	$181,763	$156,381
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.601%, 1/31/24	285,000	283,634
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.723%, 12/15/24	557,938	558,914
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.823%, 6/21/24	472,583	463,278
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.854%, 4/3/24	142,463	140,610
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.229%, 12/31/22	175,000	168,984
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	278,665	277,736
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.583%, 9/6/24	289,000	277,801
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.233%, 4/16/21	14,707	14,678
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 3/31/24	171,852	172,040
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 5/31/25	285,000	283,575
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.25%, 6/26/25	441,663	437,798
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 2.00%), 2.00%, 1/30/20 (In default)(NON)	743,000	549,820
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	434,761	413,748
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.592%, 10/16/23	169,377	168,813
KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 9.553%, 3/21/23	125,629	108,983
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.25%, 7/30/25	84,575	84,681
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	680,812	679,748
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.733%, 6/1/25	262,323	257,159
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.701%, 2/28/25	232,650	232,650
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	140,006	132,455
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.233%, 10/1/25	946,628	936,766
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.129%, 9/7/23	207,913	161,548
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.233%, 2/5/23	316,893	317,509
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.50%, 2/28/26	220,000	190,300
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	523,001	490,313
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.483%, 11/28/22	279,463	271,079
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 3/28/25	519,614	499,803
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.633%, 3/18/26 (Luxembourg)	215,000	209,894
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.629%, 11/15/23	290,000	276,829
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.601%, 7/24/24	167,870	162,414

Total senior loans (cost $9,768,532)		$9,379,941

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5, 6.00%, 2/25/28(WAC)	$770,000	$758,065
Station Place Securitization Trust 144A FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), zero %, 6/24/20	2,770,000	2,770,000

Total asset-backed securities (cost $3,519,268)		$3,528,065

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$19,264,383	GBP	14,773,300	$33,828
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-19/99.63	48,000,000		$48,000,000	2,784
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.19	26,000,000		26,000,000	82,264
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/100.71	26,000,000		26,000,000	73,125
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.07	26,000,000		26,000,000	58,214
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/100.52	26,000,000		26,000,000	49,634
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.02	20,000,000		20,000,000	38,200
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/99.21	26,000,000		26,000,000	6,094
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/99.02	26,000,000		26,000,000	2,340
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.69	26,000,000		26,000,000	26
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.57	26,000,000		26,000,000	26

Total purchased options outstanding (cost $845,162)					$346,535

COMMON STOCKS (—%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	1,070	$19,121
Avaya Holdings Corp.	14,007	267,254
CHC Group, LLC (Units) (acquired 3/23/17, cost $23,780)(RES)	1,640	164
GenOn Energy, Inc.	892	124,880
MWO Holdings, LLC (Units)(F)	169	5,717
Nine Point Energy(F)	1,515	3,030
Tervita Corp. (Canada)(NON)	449	2,148
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	14,962
Tribune Media Co. Class 1C	92,963	60,426

Total common stocks (cost $837,271)		$497,702

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$427,770

Total preferred stocks (cost $412,195)		$427,770

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.(F)	32	$6,400

Total convertible preferred stocks (cost $32,000)		$6,400

SHORT-TERM INVESTMENTS (14.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.60%(AFF)	Shares	61,308,189	$61,308,189
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(P)	Shares	305,000	305,000
U.S. Treasury Bills 2.547%, 6/13/19(SEG)(SEGSF)(SEGCCS)		$5,765,000	5,748,542
U.S. Treasury Bills 2.532%, 6/6/19(SEG)(SEGSF)(SEGCCS)		3,067,000	3,059,700
U.S. Treasury Bills 2.528%, 6/20/19(SEG)(SEGSF)(SEGCCS)		1,879,000	1,872,788
U.S. Treasury Bills 2.473%, 7/25/19(SEGSF)(SEGCCS)		3,823,000	3,801,658
U.S. Treasury Bills 2.466%, 7/18/19(SEG)(SEGSF)(SEGCCS)		3,979,000	3,958,535
U.S. Treasury Bills 2.449%, 5/9/19		5,000	4,997
U.S. Treasury Bills 2.444%, 5/16/19(SEGSF)(SEGCCS)		350,000	349,651
U.S. Treasury Bills 2.427%, 8/8/19(SEGSF)(SEGCCS)		1,874,000	1,861,748
U.S. Treasury Bills 2.365%, 5/23/19(SEGSF)		46,000	45,933

Total short-term investments (cost $82,314,925)			$82,316,741
TOTAL INVESTMENTS

Total investments (cost $1,027,065,110)			$1,026,790,105

	FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $325,426,722) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/19	$4,520,508	$4,570,191	$(49,683)
		Canadian Dollar	Buy	7/17/19	2,329,317	2,319,775	9,542
		Euro	Sell	6/19/19	2,740,789	2,849,050	108,261
		Hong Kong Dollar	Buy	5/15/19	305,506	305,696	(190)
		Hong Kong Dollar	Sell	5/15/19	305,506	305,684	178
		Japanese Yen	Buy	5/15/19	2,431,898	2,457,729	(25,831)
		Japanese Yen	Sell	5/15/19	2,431,898	2,458,515	26,617
		Japanese Yen	Sell	8/21/19	121,316	121,066	(250)
		Norwegian Krone	Buy	6/19/19	6,879,044	6,949,079	(70,035)
		Swedish Krona	Sell	6/19/19	111,710	115,436	3,726
	Barclays Bank PLC
		Canadian Dollar	Sell	7/17/19	6,819,756	6,876,616	56,860
		Euro	Sell	6/19/19	3,851,993	3,953,255	101,262
		Hong Kong Dollar	Buy	5/15/19	190,849	190,930	(81)
		Hong Kong Dollar	Sell	5/15/19	190,849	191,418	569
		Japanese Yen	Buy	5/15/19	2,311,517	2,337,588	(26,071)
		Japanese Yen	Sell	5/15/19	2,311,517	2,376,342	64,825
		Norwegian Krone	Buy	6/19/19	5,595,672	5,653,037	(57,365)
		Swedish Krona	Buy	6/19/19	2,306,494	2,347,196	(40,702)
	Citibank, N.A.
		Australian Dollar	Buy	7/17/19	5,544,557	5,606,429	(61,872)
		British Pound	Buy	6/19/19	223,815	224,873	(1,058)
		Canadian Dollar	Sell	7/17/19	3,389,049	3,404,455	15,406
		Euro	Sell	6/19/19	3,044,971	3,125,259	80,288
		Japanese Yen	Buy	5/15/19	8,000,390	8,008,435	(8,045)
		Japanese Yen	Sell	5/15/19	8,000,390	8,203,233	202,843
		Japanese Yen	Sell	8/21/19	5,733,048	5,715,421	(17,627)
		New Zealand Dollar	Buy	7/17/19	1,010,236	1,021,935	(11,699)
		Norwegian Krone	Buy	6/19/19	44,651	44,818	(167)
	Credit Suisse International
		Australian Dollar	Buy	7/17/19	4,553,913	4,604,653	(50,740)
		Euro	Sell	6/19/19	6,184,316	6,285,241	100,925
		Japanese Yen	Buy	5/15/19	1,189,345	1,186,026	3,319
		Japanese Yen	Sell	5/15/19	1,189,345	1,223,828	34,483
	Goldman Sachs International
		Australian Dollar	Buy	7/17/19	3,378,657	3,428,746	(50,089)
		Euro	Sell	6/19/19	4,893,712	4,996,286	102,574
		Japanese Yen	Buy	5/15/19	4,520,198	4,502,693	17,505
		Japanese Yen	Sell	5/15/19	4,520,198	4,643,653	123,455
		Japanese Yen	Sell	8/21/19	4,555,297	4,537,883	(17,414)
		New Zealand Dollar	Buy	7/17/19	1,050,233	1,059,368	(9,135)
		Norwegian Krone	Buy	6/19/19	8,949,550	9,024,443	(74,893)
		Swedish Krona	Buy	6/19/19	2,219,105	2,282,416	(63,311)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/19	6,710,985	6,785,449	(74,464)
		British Pound	Buy	6/19/19	3,109,873	3,170,158	(60,285)
		Canadian Dollar	Sell	7/17/19	3,451,946	3,466,726	14,780
		Chinese Yuan (Offshore)	Buy	5/15/19	1,525,210	1,516,182	9,028
		Chinese Yuan (Offshore)	Sell	5/15/19	1,525,210	1,528,018	2,808
		Euro	Sell	6/19/19	5,863,917	6,023,824	159,907
		Japanese Yen	Buy	5/15/19	2,311,517	2,337,598	(26,081)
		Japanese Yen	Sell	5/15/19	2,311,517	2,348,634	37,117
		Norwegian Krone	Sell	6/19/19	2,227,069	2,243,280	16,211
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	7/17/19	4,609,423	4,632,551	23,128
		British Pound	Buy	6/19/19	5,457,312	5,555,912	(98,600)
		Canadian Dollar	Sell	7/17/19	5,549,872	5,570,344	20,472
		Euro	Buy	6/19/19	4,646,402	4,563,282	83,120
		Japanese Yen	Buy	5/15/19	4,642,100	4,669,093	(26,993)
		Japanese Yen	Sell	5/15/19	4,642,100	4,701,022	58,922
		New Zealand Dollar	Buy	7/17/19	2,347,607	2,291,761	55,846
		Norwegian Krone	Buy	6/19/19	6,025,716	6,088,148	(62,432)
		Swedish Krona	Sell	6/19/19	425,629	435,657	10,028
		Swiss Franc	Buy	6/19/19	83,901	80,721	3,180
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/19	11,775,015	11,905,880	(130,865)
		Canadian Dollar	Sell	7/17/19	2,255,503	2,259,697	4,194
		Euro	Sell	6/19/19	9,041,890	9,197,869	155,979
		Japanese Yen	Buy	5/15/19	3,530,382	3,519,142	11,240
		Japanese Yen	Sell	5/15/19	3,530,382	3,565,483	35,101
		Japanese Yen	Sell	8/21/19	1,346,426	1,341,197	(5,229)
		Norwegian Krone	Sell	6/19/19	2,284,495	2,299,703	15,208
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/19	333,840	337,623	(3,783)
		British Pound	Sell	6/19/19	4,364,124	4,365,346	1,222
		Canadian Dollar	Sell	7/17/19	680,488	680,497	9
		Euro	Sell	6/19/19	12,915,956	13,124,928	208,972
		Japanese Yen	Buy	5/15/19	7,043,088	7,016,626	26,462
		Japanese Yen	Sell	5/15/19	7,043,088	7,205,716	162,628
		Japanese Yen	Sell	8/21/19	7,097,777	7,071,836	(25,941)
		New Zealand Dollar	Buy	7/17/19	681,628	697,436	(15,808)
		Norwegian Krone	Buy	6/19/19	6,381,856	6,444,336	(62,480)
		Swedish Krona	Sell	6/19/19	4,389,704	4,511,471	121,767
	UBS AG
		Australian Dollar	Buy	7/17/19	6,395,860	6,463,501	(67,641)
		Canadian Dollar	Sell	7/17/19	2,270,310	2,280,227	9,917
		Euro	Sell	6/19/19	9,572,660	9,735,754	163,094
		Japanese Yen	Buy	5/15/19	6,847,510	6,830,757	16,753
		Japanese Yen	Sell	5/15/19	6,847,510	6,966,797	119,287
		Japanese Yen	Sell	8/21/19	4,551,998	4,533,991	(18,007)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/17/19	1,842,300	1,892,569	(50,269)
		Canadian Dollar	Sell	7/17/19	501,372	503,404	2,032
		Euro	Sell	6/19/19	3,097,226	3,157,879	60,653

	Unrealized appreciation						2,661,703

	Unrealized (depreciation)						(1,365,136)

	Total						$1,296,567
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Schatz 2 yr (Short)	130	$16,318,831	$16,318,840	Jun-19	$(6,562)
U.K. Gilt 10 yr (Short)	21	3,486,531	3,486,532	Jun-19	(11,775)
U.S. Treasury Bond Ultra 30 yr (Long)	38	6,242,688	6,242,688	Jun-19	29,688
U.S. Treasury Note 2 yr (Long)	133	28,330,039	28,330,039	Jun-19	60,266
U.S. Treasury Note 5 yr (Short)	224	25,903,500	25,903,500	Jun-19	(103,250)
U.S. Treasury Note Ultra 10 yr (Long)	30	3,953,438	3,953,438	Jun-19	17,812

Unrealized appreciation					107,766

Unrealized (depreciation)					(121,587)

Total					$(13,821)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/19 (premiums $12,019,794) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
(2.316)/3 month USD-LIBOR-BBA/May-24	May-19/2.316		$39,368,800	$109,445
2.316/3 month USD-LIBOR-BBA/May-24	May-19/2.316		39,368,800	110,626
Goldman Sachs International
(2.2975)/3 month USD-LIBOR-BBA/May-24	May-19/2.2975		39,368,800	20,472
2.2975/3 month USD-LIBOR-BBA/May-24	May-19/2.2975		39,368,800	61,415
2.558/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.558		210,870,100	67,478
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	335,081
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	365,939
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	74,867,100	475,276
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$105,403,900	1,054
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		26,351,000	51,911
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	473,235
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$26,351,000	593,161
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		26,351,000	667,471
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	697,090
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	1,640,613
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	2,529,725
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		$105,403,900	1,054
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		9,654,800	92,783
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		9,654,800	98,189
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	150,182
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	154,889
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	185,157
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	190,842
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		9,654,800	268,790
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		9,654,800	270,528
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		176,157,900	324,131
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		176,157,900	644,738
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		6,990,700	650,065
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		6,990,700	650,834
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		6,990,700	669,429

Total				$12,551,603

WRITTEN OPTIONS OUTSTANDING at 4/30/19 (premiums $396,641) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-19/$99.63	$48,000,000	$48,000,000	$381,455
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	May-19/101.02	20,000,000	20,000,000	17,880
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/100.21	26,000,000	26,000,000	28,438
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/100.02	26,000,000	26,000,000	20,046
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.69	26,000,000	26,000,000	13,780
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/99.71	26,000,000	26,000,000	12,188
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.57	26,000,000	26,000,000	7,462
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jun-19/99.52	26,000,000	26,000,000	7,306
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.19	26,000,000	26,000,000	780
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.07	26,000,000	26,000,000	312

Total				$489,647

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$13,575,700	$(530,810)	$(137,115)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		13,575,700	(530,810)	(160,058)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	124,581
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(96,614)
Citibank, N.A.
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$2,064,000	(265,740)	(44,830)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(86,523)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		13,575,700	(530,810)	(139,287)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		13,575,700	(530,810)	(158,157)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		3,439,600	(275,684)	(18,746)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		3,439,600	(238,364)	(23,836)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(42,129)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(49,411)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		3,439,600	(313,004)	(57,716)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		3,439,600	(275,684)	(60,124)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	127,355
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$3,439,600	(198,809)	(21,566)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	(42,931)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(52,110)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(319,094)	(99,732)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(128,720)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(441,644)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	(581,011)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	97,087
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(52,900)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	(72,818)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(158,735)

Unrealized appreciation					349,023

Unrealized (depreciation)					(2,726,713)

Total					$(2,377,690)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/19 (proceeds receivable $267,405,840) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 6/1/49	$8,000,000	6/13/19	$8,318,125
Federal National Mortgage Association, 4.50%, 5/1/49	8,000,000	5/13/19	8,323,125
Federal National Mortgage Association, 4.00%, 5/1/49	64,000,000	5/13/19	65,675,002
Federal National Mortgage Association, 3.50%, 5/1/49	99,000,000	5/13/19	99,889,455
Federal National Mortgage Association, 3.00%, 6/1/49	43,000,000	6/13/19	42,445,704
Federal National Mortgage Association, 3.00%, 5/1/49	43,000,000	5/13/19	42,492,733

Total			$267,144,144

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation
Goldman Sachs International
ILS	6,341,000	$106	$—	3/19/24	3 month ILS-TELBOR03 — Quarterly	1.035% — Annually	$1,734
ILS	57,200,000	10,652	—	3/20/24	3 month ILS-TELBOR03 — Quarterly	1.02% — Annually	3,421

Upfront premium received			—		Unrealized appreciation		5,155

Upfront premium (paid)			—		Unrealized (depreciation)		—

		Total	$—			Total	$5,155

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,011,000	$208,965	(E)	$(101)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	$208,864
		10,713,000	219,092	(E)	(120)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	218,971
		4,357,000	561,312		(149)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	603,341
		26,351,000	1,332,122		(373)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,544,032)
		14,545,700	751,809		(206)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	761,092
		79,052,900	161,031		(39,718)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	697,538
		79,052,900	355,106	(E)	37,647	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(317,458)
		2,258,100	11,214	(E)	(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	11,201
		5,844,400	24,237	(E)	(33)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,269)
		3,794,500	63,748		(50)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(64,003)
		87,173,000	1,196,537	(E)	(516,094)	6/19/26	3 month USD-LIBOR-BBA — Quarterly	2.60% — Semiannually	680,443
		496,723,500	1,956,097	(E)	2,602,664	6/19/21	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	646,567
		291,253,000	2,507,397	(E)	3,706,217	6/19/24	2.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,198,821
		114,974,900	1,596,312	(E)	(2,773,052)	6/19/29	3 month USD-LIBOR-BBA — Quarterly	2.65% — Semiannually	(1,176,741)
		2,708,300	56,880	(E)	136,972	6/19/49	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	80,092
		12,234,100	99,292	(E)	(2,476)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	96,816
		4,229,500	20,809	(E)	(723)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	20,087
		1,191,046	30,272	(E)	(17)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	30,255
		3,175,800	35,956	(E)	(45)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,001)
		16,543,000	82,103	(E)	147,258	6/19/29	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	65,155
		54,098,000	210,982	(E)	(147,334)	6/19/24	2.40% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(358,316)
		47,869,000	210,193	(E)	(44,811)	3/21/29	3 month USD-LIBOR-BBA — Quarterly	2.776% — Semiannually	165,381
		2,450,500	40,573	(E)	(84)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	40,489
		9,696,000	128,520		(129)	3/29/29	3 month USD-LIBOR-BBA — Quarterly	2.33973% — Semiannually	(132,232)
		40,943,600	232,109		(387)	4/10/24	3 month USD-LIBOR-BBA — Quarterly	2.20% — Semiannually	(241,667)
		34,119,700	353,651		(483)	4/16/29	3 month USD-LIBOR-BBA — Quarterly	2.375% — Semiannually	(357,347)
		12,331,000	21,296		(100)	4/2/24	2.28456% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,327
		17,175,000	6,767		(228)	4/11/29	3 month USD-LIBOR-BBA — Quarterly	2.486% — Semiannually	(7,904)
		11,454,000	10,091		(152)	4/12/29	2.4811% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,679
		10,292,000	38,749		(136)	4/16/29	3 month USD-LIBOR-BBA — Quarterly	2.5335% — Semiannually	38,323
		10,124,000	87,583		(134)	4/23/29	3 month USD-LIBOR-BBA — Quarterly	2.5885% — Semiannually	87,442
		12,247,000	80,610		(162)	4/25/29	2.56515% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,741)
		7,620,100	655	(E)	(42)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	613
		11,185,500	3,121	(E)	(62)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	3,058
		2,997,900	4,740	(E)	(102)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,842)
		25,878,500	414		(244)	5/1/24	3 month USD-LIBOR-BBA — Quarterly	2.3225% — Semiannually	170
		14,179,000	22,204		(188)	5/1/29	2.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,392)
		9,582,000	383		(127)	5/2/29	2.5345% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(510)
	AUD	114,228,000	906,712	(E)	83,555	6/19/24	1.90% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(823,157)
	AUD	6,111,000	69,367	(E)	8,830	6/19/29	2.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(60,536)
	AUD	10,708,000	81,646		(100)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.1825% — Semiannually	83,757
	CAD	11,645,000	37,950		(37)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	30,101
	CAD	11,645,000	47,425		(37)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	41,840
	CAD	6,037,000	32,409	(E)	23,275	6/19/29	2.25% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(9,134)
	CAD	48,296,000	128,734	(E)	76,066	6/19/24	2.00% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(52,669)
	CAD	10,566,000	36,705		(105)	3/19/29	2.208% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(38,487)
	CHF	23,906,000	120,826	(E)	(93)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(120,919)
	CHF	12,585,000	136,935	(E)	(18,651)	6/19/29	6 month CHF-LIBOR-BBA — Semiannually	0.20% — Annually	118,284
	CHF	36,332,000	141,805	(E)	42,657	6/19/24	—	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	(99,149)
	CZK	215,585,000	73,095		(125)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	74,481
	CZK	1,005,772,000	151,956		(165)	3/27/21	6 month CZK-PRIBOR — Semiannually	2.03% — Annually	(153,553)
	EUR	8,503,000	19,055		(34)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(23,462)
	EUR	8,503,000	20,609		(34)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(25,400)
	EUR	27,544,000	317,460		(242)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(423,227)
	EUR	7,933,000	406,169	(E)	(67)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(406,236)
	EUR	7,207,000	421,507	(E)	(99)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(421,607)
	EUR	21,457,000	109,501	(E)	(94)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	109,407
	EUR	1,144,400	42,897	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(42,940)
	EUR	1,556,300	97,485	(E)	(60)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	97,425
	EUR	1,719,000	61,743	(E)	(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(61,809)
	EUR	1,739,200	33,749	(E)	(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(33,815)
	EUR	40,000	148	(E)	98	6/19/24	0.12% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(51)
	EUR	73,584,000	544,297	(E)	266,591	6/19/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.60% — Annually	810,888
	EUR	15,314,000	68,894		(140)	3/21/24	0.106% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(75,613)
	EUR	26,275,000	183,156	(E)	(334)	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(183,490)
	EUR	2,008,000	20,893	(E)	(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	20,816
	EUR	1,798,800	442	(E)	(68)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	(510)
	GBP	1,561,200	31,579		(28)	4/16/29	1.52% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(32,084)
	GBP	3,361,000	6,855	(E)	(40,619)	6/19/29	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	(47,474)
	GBP	6,933,000	2,757	(E)	28,778	6/19/24	6 month GBP-LIBOR-BBA — Semiannually	1.20% — Semiannually	26,021
	GBP	1,561,200	4,045		(27)	5/1/29	6 month GBP-LIBOR-BBA — Semiannually	1.336% — Semiannually	(4,072)
	JPY	794,000,000	30,685		(28)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	33,131
	JPY	398,000,000	64,905		(26)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(68,795)
	JPY	794,000,000	42,995		(58)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	45,530
	JPY	398,000,000	88,082		(47)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(91,829)
	JPY	794,000,000	47,492		(60)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	49,470
	JPY	398,000,000	88,468		(49)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(91,076)
	JPY	110,098,700	20,882	(E)	(32)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(20,914)
	NOK	59,977,000	42,420	(E)	(10,770)	6/19/24	1.80% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	31,651
	NOK	28,431,000	33,030	(E)	(6,764)	6/19/29	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	26,266
	NZD	45,603,000	246,681	(E)	26,251	6/19/24	2.00% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(220,431)
	NZD	7,347,000	65,912	(E)	(92,439)	6/19/29	3 month NZD-BBR-FRA — Quarterly	2.40% — Semiannually	(26,527)
	NZD	15,746,000	71,966	(E)	(120)	3/28/29	2.524% — Semiannually	3 month NZD-BBR-FRA — Quarterly	71,846
	SEK	36,591,000	130,769		(31)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	152,431
	SEK	36,591,000	132,380		(31)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	154,221
	SEK	36,591,000	141,796		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	181,069
	SEK	36,591,000	140,991		(31)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	180,900
	SEK	119,527,000	50,166	(E)	26,103	6/19/24	0.45% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(24,063)
	SEK	135,434,000	101,050	(E)	(2,252)	6/19/29	3 month SEK-STIBOR-SIDE — Quarterly	0.95% — Annually	98,798

	Total				$3,510,706				$76,574
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$1,100,790	$1,099,958	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$(26)
186,645	186,504	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(4)
131,850	131,751	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(3)
870,570	869,925	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	176
14,330,241	14,326,069	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	12,281
1,683,470	1,682,242	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	715
226,013	226,211	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	459
497,460	497,949	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,253)
8,446,353	8,446,353	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(14,232)
160,792	161,317	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,868
107,340	107,504	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,128
552,277	550,973	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,847)
385,527	386,366	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,059)
139,369	139,269	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,396
106,397	106,321	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,066
83,897	83,838	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	840
93,511	94,042	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,602
191,031	191,254	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,423
27,412	27,444	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	348
12,905	12,920	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	164
Citibank, N.A.
1,919,122	1,918,563	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,645
843,454	843,208	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	723
293,146	293,060	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	251
Credit Suisse International
639,707	639,521	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	548
237,537	237,367	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,379
621,240	621,240	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,047)
267,092	267,778	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,040
189,260	189,879	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,199
99,451	99,611	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	978
52,155	52,325	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	606
29,835	29,933	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	347
11,335	11,353	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	111
758,922	760,720	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,904
272,144	272,789	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,193
141,929	141,593	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	989
11,375	11,348	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	79
494,368	493,201	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,444)
236,031	236,545	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,097)
259,060	259,624	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,400)
222,432	222,273	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,228
Deutsche Bank AG
621,240	621,240	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,047)
Goldman Sachs International
25,502	25,502	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(43)
68,026	68,026	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(115)
147,824	147,824	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(249)
277,384	277,384	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(467)
332,830	332,830	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(561)
393,494	393,494	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(663)
539,081	539,081	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(908)
359,511	359,186	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(2,493)
480,619	481,394	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,728
380,711	381,325	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,745
200,913	201,237	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,976
324,013	325,072	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,764)
946,001	948,243	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11,098
606,206	607,130	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,373
524,618	525,418	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,515
270,054	270,694	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,168
266,328	266,734	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,800
266,328	266,734	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,800
151,838	152,088	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,743
871,922	869,862	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,074)
369,522	370,327	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(4,849)
136,470	137,244	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,338
131,825	132,573	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,258
65,916	66,290	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,129
65,516	65,888	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,122
9,854	9,910	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	169
60,098	60,169	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	762
4,323	4,328	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	55
JPMorgan Chase Bank N.A.
763,638	761,834	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,320
443,070	442,023	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,087
411,272	410,300	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,865
147,284	146,936	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,026
369,522	370,327	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(4,849)
JPMorgan Securities LLC
514,433	514,066	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(5,152)
108,030	108,383	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,255)
1,173,029	1,174,921	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(11,539)
454,615	457,392	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,870
1,770,821	1,773,521	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,619)

Upfront premium received		—	Unrealized appreciation			123,633

Upfront premium (paid)		—	Unrealized (depreciation)			(98,059)

	Total	$—			Total	$25,574

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	17,671,000	$1,170,359	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$1,170,358
EUR	11,045,000	707,037	(262)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	706,770
EUR	8,836,000	604,875	(214)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	604,661
EUR	6,627,000	417,644	(160)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	417,484
EUR	6,627,000	144,420	(86)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(144,506)
EUR	8,836,000	216,623	(114)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(216,737)
EUR	11,045,000	251,106	(142)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(251,248)
EUR	14,401,000	330,651	(169)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(330,819)
EUR	14,401,000	333,881	(169)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(334,050)
EUR	14,401,000	334,964	(170)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(335,134)
EUR	14,401,000	336,030	(170)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(336,199)
EUR	17,671,000	388,190	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(388,190)
GBP	8,846,000	270,604	(189)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	270,415
GBP	2,477,000	23,498	(58)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(23,556)
GBP	6,900,000	48,893	(160)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(49,053)
GBP	5,308,000	63,229	(124)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(63,353)
GBP	9,908,000	169,072	(234)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(169,305)
	$7,952,000	79,114	(86)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	79,029
	7,952,000	78,089	(86)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	78,003
	8,217,000	51,964	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	51,964
	7,142,000	32,625	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	32,625
	7,142,000	6,556	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(6,556)
	7,952,000	27,562	(49)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(27,610)
	7,952,000	31,585	(49)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(31,634)
	8,217,000	37,527	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(37,527)

Total			$(2,691)				$665,832

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$9,980	$146,000	$15,899	5/11/63	300 bp — Monthly	$(5,847)
	CMBX NA BBB-.6 Index	BBB-/P	19,586	325,000	35,393	5/11/63	300 bp — Monthly	(15,644)
	CMBX NA BBB-.6 Index	BBB-/P	40,127	650,000	70,785	5/11/63	300 bp — Monthly	(30,333)
	CMBX NA BBB-.6 Index	BBB-/P	38,247	671,000	73,072	5/11/63	300 bp — Monthly	(34,489)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	1,141	8,000	871	5/11/63	300 bp — Monthly	274
	CMBX NA BBB-.6 Index	BBB-/P	9,654	68,000	7,405	5/11/63	300 bp — Monthly	2,283
	CMBX NA BB.6 Index	BB/P	175,851	928,000	201,562	5/11/63	500 bp — Monthly	(24,938)
	CMBX NA BB.6 Index	BB/P	317,017	1,288,000	279,754	5/11/63	500 bp — Monthly	38,337
	CMBX NA BB.7 Index	BB/P	41,933	302,000	36,391	1/17/47	500 bp — Monthly	5,794
	CMBX NA BB.7 Index	BB/P	81,233	632,000	76,156	1/17/47	500 bp — Monthly	5,604
	CMBX NA BB.7 Index	BB/P	105,809	876,000	105,558	1/17/47	500 bp — Monthly	981
	CMBX NA BBB-.6 Index	BBB-/P	382	4,000	436	5/11/63	300 bp — Monthly	(52)
	CMBX NA BBB-.6 Index	BBB-/P	2,251	21,000	2,287	5/11/63	300 bp — Monthly	(25)
	CMBX NA BBB-.6 Index	BBB-/P	2,230	21,000	2,287	5/11/63	300 bp — Monthly	(47)
	CMBX NA BBB-.6 Index	BBB-/P	5,733	58,000	6,316	5/11/63	300 bp — Monthly	(554)
	CMBX NA BBB-.6 Index	BBB-/P	13,565	103,000	11,217	5/11/63	300 bp — Monthly	2,400
	CMBX NA BBB-.6 Index	BBB-/P	10,023	105,000	11,435	5/11/63	300 bp — Monthly	(1,359)
	CMBX NA BBB-.6 Index	BBB-/P	19,220	168,000	18,295	5/11/63	300 bp — Monthly	1,009
	CMBX NA BBB-.6 Index	BBB-/P	19,311	190,000	20,691	5/11/63	300 bp — Monthly	(1,285)
	CMBX NA BBB-.6 Index	BBB-/P	22,001	200,000	21,780	5/11/63	300 bp — Monthly	321
	CMBX NA BBB-.6 Index	BBB-/P	33,001	300,000	32,670	5/11/63	300 bp — Monthly	481
	CMBX NA BBB-.6 Index	BBB-/P	38,805	336,000	36,590	5/11/63	300 bp — Monthly	2,383
	CMBX NA BBB-.6 Index	BBB-/P	40,862	365,000	39,749	5/11/63	300 bp — Monthly	1,296
	CMBX NA BBB-.6 Index	BBB-/P	51,837	502,000	54,668	5/11/63	300 bp — Monthly	(2,580)
	CMBX NA BBB-.6 Index	BBB-/P	77,334	701,000	76,339	5/11/63	300 bp — Monthly	1,346
	CMBX NA BBB-.6 Index	BBB-/P	218,669	1,489,000	162,152	5/11/63	300 bp — Monthly	57,262
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	58,297	376,000	40,946	5/11/63	300 bp — Monthly	17,539
	CMBX NA BBB-.6 Index	BBB-/P	81,330	582,000	63,380	5/11/63	300 bp — Monthly	18,241
	CMBX NA BBB-.6 Index	BBB-/P	85,335	585,000	63,707	5/11/63	300 bp — Monthly	21,921
	CMBX NA BBB-.6 Index	BBB-/P	170,816	1,171,000	127,522	5/11/63	300 bp — Monthly	43,880
	CMBX NA BB.7 Index	BB/P	63,938	478,000	57,599	1/17/47	500 bp — Monthly	6,737
	CMBX NA BBB-.6 Index	BBB-/P	8,504	85,000	9,257	5/11/63	300 bp — Monthly	(710)
	CMBX NA BBB-.6 Index	BBB-/P	9,537	90,000	9,801	5/11/63	300 bp — Monthly	(219)
	CMBX NA BBB-.6 Index	BBB-/P	10,314	106,000	11,543	5/11/63	300 bp — Monthly	(1,176)
	CMBX NA BBB-.6 Index	BBB-/P	14,440	143,000	15,573	5/11/63	300 bp — Monthly	(1,062)
	CMBX NA BBB-.6 Index	BBB-/P	35,881	212,000	23,087	5/11/63	300 bp — Monthly	12,900
	CMBX NA BBB-.6 Index	BBB-/P	21,056	222,000	24,176	5/11/63	300 bp — Monthly	(3,009)
	CMBX NA BBB-.6 Index	BBB-/P	27,946	285,000	31,037	5/11/63	300 bp — Monthly	(2,948)
	CMBX NA BBB-.6 Index	BBB-/P	27,616	291,000	31,690	5/11/63	300 bp — Monthly	(3,928)
	CMBX NA BBB-.6 Index	BBB-/P	35,352	316,000	34,412	5/11/63	300 bp — Monthly	1,097
	CMBX NA BBB-.6 Index	BBB-/P	32,187	336,000	36,590	5/11/63	300 bp — Monthly	(4,235)
	CMBX NA BBB-.6 Index	BBB-/P	43,994	391,000	42,580	5/11/63	300 bp — Monthly	1,610
	CMBX NA BBB-.6 Index	BBB-/P	54,922	461,000	50,203	5/11/63	300 bp — Monthly	4,950
	CMBX NA BBB-.6 Index	BBB-/P	52,114	474,000	51,619	5/11/63	300 bp — Monthly	733
	CMBX NA BBB-.6 Index	BBB-/P	68,259	595,000	64,796	5/11/63	300 bp — Monthly	3,761
	CMBX NA BBB-.6 Index	BBB-/P	142,278	943,000	102,693	5/11/63	300 bp — Monthly	40,057
	CMBX NA BBB-.6 Index	BBB-/P	124,926	1,090,000	118,701	5/11/63	300 bp — Monthly	6,770
	CMBX NA BBB-.6 Index	BBB-/P	127,067	1,150,000	125,235	5/11/63	300 bp — Monthly	2,407
	CMBX NA BBB-.6 Index	BBB-/P	143,661	1,359,000	147,995	5/11/63	300 bp — Monthly	(3,655)
	CMBX NA BBB-.6 Index	BBB-/P	185,042	1,710,000	186,219	5/11/63	300 bp — Monthly	(322)
	CMBX NA BBB-.6 Index	BBB-/P	355,922	2,359,000	256,895	5/11/63	300 bp — Monthly	100,207
	CMBX NA BBB-.6 Index	BBB-/P	265,073	2,399,000	261,251	5/11/63	300 bp — Monthly	5,021
	CMBX NA BBB-.6 Index	BBB-/P	417,777	3,841,000	418,285	5/11/63	300 bp — Monthly	1,412
	CMBX NA BBB-.6 Index	BBB-/P	775,069	7,249,000	789,416	5/11/63	300 bp — Monthly	(10,723)
	CMBX NA BBB-.7 Index	BBB-/P	27,745	351,000	12,706	1/17/47	300 bp — Monthly	15,214
	CMBX NA BBB-.7 Index	BBB-/P	143,170	2,180,000	78,916	1/17/47	300 bp — Monthly	65,344
	CMBX NA BBB-.7 Index	BBB-/P	945,593	12,793,000	463,107	1/17/47	300 bp — Monthly	489,035
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	14,630	88,000	9,583	5/11/63	300 bp — Monthly	5,091
	CMBX NA BBB-.6 Index	BBB-/P	20,235	183,000	19,929	5/11/63	300 bp — Monthly	398
	CMBX NA BBB-.6 Index	BBB-/P	25,594	188,000	20,473	5/11/63	300 bp — Monthly	5,215
	CMBX NA BBB-.6 Index	BBB-/P	9,360	192,000	20,909	5/11/63	300 bp — Monthly	(11,453)
	CMBX NA BBB-.6 Index	BBB-/P	21,361	203,000	22,107	5/11/63	300 bp — Monthly	(644)
	CMBX NA BBB-.6 Index	BBB-/P	17,848	206,000	22,433	5/11/63	300 bp — Monthly	(4,482)
	CMBX NA BBB-.6 Index	BBB-/P	24,541	223,000	24,285	5/11/63	300 bp — Monthly	367
	CMBX NA BBB-.6 Index	BBB-/P	17,962	227,000	24,720	5/11/63	300 bp — Monthly	(6,645)
	CMBX NA BBB-.6 Index	BBB-/P	27,421	245,000	26,681	5/11/63	300 bp — Monthly	863
	CMBX NA BBB-.6 Index	BBB-/P	24,979	296,000	32,234	5/11/63	300 bp — Monthly	(7,108)
	CMBX NA BBB-.6 Index	BBB-/P	33,986	304,000	33,106	5/11/63	300 bp — Monthly	1,032
	CMBX NA BBB-.6 Index	BBB-/P	37,886	326,000	35,501	5/11/63	300 bp — Monthly	2,548
	CMBX NA BBB-.6 Index	BBB-/P	39,813	327,000	35,610	5/11/63	300 bp — Monthly	4,367
	CMBX NA BBB-.6 Index	BBB-/P	58,232	389,000	42,362	5/11/63	300 bp — Monthly	16,065
	CMBX NA BBB-.6 Index	BBB-/P	57,641	392,000	42,689	5/11/63	300 bp — Monthly	15,148
	CMBX NA BBB-.6 Index	BBB-/P	44,904	403,000	43,887	5/11/63	300 bp — Monthly	1,219
	CMBX NA BBB-.6 Index	BBB-/P	34,559	417,000	45,411	5/11/63	300 bp — Monthly	(10,643)
	CMBX NA BBB-.6 Index	BBB-/P	45,403	418,000	45,520	5/11/63	300 bp — Monthly	92
	CMBX NA BBB-.6 Index	BBB-/P	45,228	418,000	45,520	5/11/63	300 bp — Monthly	(83)
	CMBX NA BBB-.6 Index	BBB-/P	37,046	439,000	47,807	5/11/63	300 bp — Monthly	(10,541)
	CMBX NA BBB-.6 Index	BBB-/P	30,861	453,000	49,332	5/11/63	300 bp — Monthly	(18,244)
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	50,312	5/11/63	300 bp — Monthly	1,472
	CMBX NA BBB-.6 Index	BBB-/P	51,553	462,000	50,312	5/11/63	300 bp — Monthly	1,472
	CMBX NA BBB-.6 Index	BBB-/P	73,722	531,000	57,826	5/11/63	300 bp — Monthly	16,162
	CMBX NA BBB-.6 Index	BBB-/P	48,875	566,000	61,637	5/11/63	300 bp — Monthly	(12,480)
	CMBX NA BBB-.6 Index	BBB-/P	86,808	576,000	62,726	5/11/63	300 bp — Monthly	24,370
	CMBX NA BBB-.6 Index	BBB-/P	59,933	597,000	65,013	5/11/63	300 bp — Monthly	(4,782)
	CMBX NA BBB-.6 Index	BBB-/P	31,646	638,000	69,478	5/11/63	300 bp — Monthly	(37,513)
	CMBX NA BBB-.6 Index	BBB-/P	34,009	652,000	71,003	5/11/63	300 bp — Monthly	(36,668)
	CMBX NA BBB-.6 Index	BBB-/P	76,544	707,000	76,992	5/11/63	300 bp — Monthly	(95)
	CMBX NA BBB-.6 Index	BBB-/P	69,759	928,000	101,059	5/11/63	300 bp — Monthly	(30,836)
	CMBX NA BBB-.6 Index	BBB-/P	134,739	961,000	104,653	5/11/63	300 bp — Monthly	30,567
	CMBX NA BBB-.6 Index	BBB-/P	124,607	1,193,000	129,918	5/11/63	300 bp — Monthly	(4,714)
	CMBX NA BBB-.6 Index	BBB-/P	155,880	1,414,000	153,985	5/11/63	300 bp — Monthly	2,602
	CMBX NA BBB-.6 Index	BBB-/P	184,707	1,551,000	168,904	5/11/63	300 bp — Monthly	16,578
	CMBX NA BBB-.6 Index	BBB-/P	93,617	1,935,000	210,722	5/11/63	300 bp — Monthly	(116,137)
	CMBX NA BBB-.6 Index	BBB-/P	320,704	2,144,000	233,482	5/11/63	300 bp — Monthly	88,295
	CMBX NA BBB-.7 Index	BBB-/P	46,909	673,000	24,363	1/17/47	300 bp — Monthly	22,882
	CMBX NA BBB-.7 Index	BBB-/P	107,990	1,461,000	52,888	1/17/47	300 bp — Monthly	55,832
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	79,440	375,000	81,450	5/11/63	500 bp — Monthly	(1,698)
	CMBX NA BB.6 Index	BB/P	86,142	407,000	88,400	5/11/63	500 bp — Monthly	(1,919)
	CMBX NA BB.6 Index	BB/P	109,255	519,000	112,727	5/11/63	500 bp — Monthly	(3,040)
	CMBX NA BBB-.6 Index	BBB-/P	6,596,592	49,863,000	5,430,081	5/11/63	300 bp — Monthly	1,191,444
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	6,485	49,000	5,336	5/11/63	300 bp — Monthly	1,173
	CMBX NA BBB-.6 Index	BBB-/P	20,789	184,000	20,038	5/11/63	300 bp — Monthly	843
	CMBX NA BBB-.6 Index	BBB-/P	50,283	428,000	46,609	5/11/63	300 bp — Monthly	3,888
	CMBX NA BBB-.6 Index	BBB-/P	57,709	488,000	53,143	5/11/63	300 bp — Monthly	4,810
	CMBX NA BBB-.6 Index	BBB-/P	278,522	2,486,000	270,725	5/11/63	300 bp — Monthly	9,039
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	32,411	230,000	25,047	5/11/63	300 bp — Monthly	7,479
	CMBX NA BBB-.6 Index	BBB-/P	86,313	584,000	63,598	5/11/63	300 bp — Monthly	23,007
	CMBX NA BBB-.6 Index	BBB-/P	86,440	584,000	63,598	5/11/63	300 bp — Monthly	23,134
	CMBX NA BBB-.6 Index	BBB-/P	85,231	585,000	63,707	5/11/63	300 bp — Monthly	21,817
	CMBX NA BBB-.6 Index	BBB-/P	172,880	1,168,000	127,195	5/11/63	300 bp — Monthly	46,269
	CMBX NA BBB-.6 Index	BBB-/P	173,042	1,168,000	127,195	5/11/63	300 bp — Monthly	46,431
	CMBX NA BBB-.6 Index	BBB-/P	171,233	1,171,000	127,522	5/11/63	300 bp — Monthly	44,297
	CMBX NA BBB-.6 Index	BBB-/P	212,053	1,533,000	166,944	5/11/63	300 bp — Monthly	45,875
	CMBX NA BBB-.6 Index	BBB-/P	258,148	1,753,000	190,902	5/11/63	300 bp — Monthly	68,122
	CMBX NA BBB-.6 Index	BBB-/P	255,855	1,756,000	191,228	5/11/63	300 bp — Monthly	65,504
	CMBX NA BBB-.6 Index	BBB-/P	344,982	2,337,000	254,499	5/11/63	300 bp — Monthly	91,651
	CMBX NA A.6 Index	A/P	61	6,000	40	5/11/63	200 bp — Monthly	23
	CMBX NA BB.6 Index	BB/P	101,667	414,000	89,921	5/11/63	500 bp — Monthly	12,091
	CMBX NA BB.6 Index	BB/P	204,028	828,000	179,842	5/11/63	500 bp — Monthly	24,877
	CMBX NA BBB-.6 Index	BBB-/P	620	5,000	545	5/11/63	300 bp — Monthly	78
	CMBX NA BBB-.6 Index	BBB-/P	1,175	11,000	1,198	5/11/63	300 bp — Monthly	(17)
	CMBX NA BBB-.6 Index	BBB-/P	2,117	20,000	2,178	5/11/63	300 bp — Monthly	(51)
	CMBX NA BBB-.6 Index	BBB-/P	3,029	25,000	2,723	5/11/63	300 bp — Monthly	319
	CMBX NA BBB-.6 Index	BBB-/P	4,605	38,000	4,138	5/11/63	300 bp — Monthly	485
	CMBX NA BBB-.6 Index	BBB-/P	5,923	50,000	5,445	5/11/63	300 bp — Monthly	503
	CMBX NA BBB-.6 Index	BBB-/P	8,313	65,000	7,079	5/11/63	300 bp — Monthly	1,267
	CMBX NA BBB-.6 Index	BBB-/P	12,211	94,000	10,237	5/11/63	300 bp — Monthly	2,022
	CMBX NA BBB-.6 Index	BBB-/P	9,936	104,000	11,326	5/11/63	300 bp — Monthly	(1,337)
	CMBX NA BBB-.6 Index	BBB-/P	13,353	109,000	11,870	5/11/63	300 bp — Monthly	1,538
	CMBX NA BBB-.6 Index	BBB-/P	18,054	141,000	15,355	5/11/63	300 bp — Monthly	2,769
	CMBX NA BBB-.6 Index	BBB-/P	18,684	164,000	17,860	5/11/63	300 bp — Monthly	906
	CMBX NA BBB-.6 Index	BBB-/P	24,655	164,000	17,860	5/11/63	300 bp — Monthly	6,878
	CMBX NA BBB-.6 Index	BBB-/P	19,950	170,000	18,513	5/11/63	300 bp — Monthly	1,522
	CMBX NA BBB-.6 Index	BBB-/P	19,918	204,000	22,216	5/11/63	300 bp — Monthly	(2,196)
	CMBX NA BBB-.6 Index	BBB-/P	24,251	206,000	22,433	5/11/63	300 bp — Monthly	1,921
	CMBX NA BBB-.6 Index	BBB-/P	25,446	215,000	23,414	5/11/63	300 bp — Monthly	2,140
	CMBX NA BBB-.6 Index	BBB-/P	24,997	218,000	23,740	5/11/63	300 bp — Monthly	1,366
	CMBX NA BBB-.6 Index	BBB-/P	49,325	291,000	31,690	5/11/63	300 bp — Monthly	17,780
	CMBX NA BBB-.6 Index	BBB-/P	48,789	348,000	37,897	5/11/63	300 bp — Monthly	11,066
	CMBX NA BBB-.6 Index	BBB-/P	64,507	433,000	47,154	5/11/63	300 bp — Monthly	17,570
	CMBX NA BBB-.6 Index	BBB-/P	41,997	449,000	48,896	5/11/63	300 bp — Monthly	(6,675)
	CMBX NA BBB-.6 Index	BBB-/P	61,333	542,000	59,024	5/11/63	300 bp — Monthly	2,580
	CMBX NA BBB-.6 Index	BBB-/P	76,220	629,000	68,498	5/11/63	300 bp — Monthly	8,036

Upfront premium received			18,422,977		Unrealized appreciation			3,103,764

Upfront premium (paid)			—		Unrealized (depreciation)			(479,141)

	Total		$18,422,977				Total	$2,624,623
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(56)	$6,000	$40	5/11/63	(200 bp) — Monthly	$(18)
	CMBX NA BB.10 Index	(64,144)	585,000	56,745	11/17/59	(500 bp) — Monthly	(7,887)
	CMBX NA BB.10 Index	(30,474)	292,000	28,324	11/17/59	(500 bp) — Monthly	(2,393)
	CMBX NA BB.11 Index	(113,495)	876,000	95,396	11/18/54	(500 bp) — Monthly	(18,828)
	CMBX NA BB.9 Index	(123,167)	876,000	105,996	9/17/58	(500 bp) — Monthly	(17,901)
	CMBX NA BB.9 Index	(97,972)	636,000	76,956	9/17/58	(500 bp) — Monthly	(21,546)
	CMBX NA BB.9 Index	(98,414)	636,000	76,956	9/17/58	(500 bp) — Monthly	(21,988)
	CMBX NA BB.9 Index	(97,309)	632,000	76,472	9/17/58	(500 bp) — Monthly	(21,364)
	CMBX NA BB.9 Index	(78,503)	584,000	70,664	9/17/58	(500 bp) — Monthly	(8,326)
	CMBX NA BB.9 Index	(75,916)	584,000	70,664	9/17/58	(500 bp) — Monthly	(5,738)
	CMBX NA BB.9 Index	(49,471)	316,000	38,236	9/17/58	(500 bp) — Monthly	(11,498)
	CMBX NA BB.9 Index	(17,878)	112,000	13,552	9/17/58	(500 bp) — Monthly	(4,419)
	CMBX NA BBB-.6 Index	(20,351)	184,000	20,038	5/11/63	(300 bp) — Monthly	(344)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	58,782	11/17/59	(500 bp) — Monthly	(22,578)
	CMBX NA BB.10 Index	(71,945)	605,000	58,685	11/17/59	(500 bp) — Monthly	(13,764)
	CMBX NA BB.10 Index	(39,651)	319,000	30,943	11/17/59	(500 bp) — Monthly	(8,974)
	CMBX NA BB.7 Index	(43,155)	2,445,000	531,054	5/11/63	(500 bp) — Monthly	485,857
	CMBX NA BB.7 Index	(99,427)	539,000	64,950	1/17/47	(500 bp) — Monthly	(34,926)
	CMBX NA BB.7 Index	(37,503)	228,000	27,474	1/17/47	(500 bp) — Monthly	(10,219)
	CMBX NA BB.9 Index	(156,273)	979,000	118,459	9/17/58	(500 bp) — Monthly	(38,630)
	CMBX NA BB.9 Index	(56,515)	367,000	44,407	9/17/58	(500 bp) — Monthly	(12,413)
	CMBX NA BB.9 Index	(46,100)	322,000	38,962	9/17/58	(500 bp) — Monthly	(7,407)
	CMBX NA BB.9 Index	(48,964)	319,000	38,599	9/17/58	(500 bp) — Monthly	(10,631)
	CMBX NA BB.9 Index	(45,914)	303,000	36,663	9/17/58	(500 bp) — Monthly	(9,504)
	CMBX NA BB.9 Index	(34,410)	220,000	26,620	9/17/58	(500 bp) — Monthly	(7,973)
	CMBX NA BB.9 Index	(27,140)	174,000	21,054	9/17/58	(500 bp) — Monthly	(6,231)
	CMBX NA BB.9 Index	(27,140)	174,000	21,054	9/17/58	(500 bp) — Monthly	(6,231)
	Goldman Sachs International
	CMBX NA BB.6 Index	(104,038)	1,017,000	220,892	5/11/63	(500 bp) — Monthly	116,007
	CMBX NA BB.7 Index	(71,729)	474,000	57,117	1/17/47	(500 bp) — Monthly	(15,007)
	CMBX NA BB.6 Index	(19,578)	134,000	29,105	5/11/63	(500 bp) — Monthly	9,415
	CMBX NA BB.7 Index	(135,933)	804,000	96,882	1/17/47	(500 bp) — Monthly	(39,721)
	CMBX NA BB.7 Index	(84,052)	513,000	61,817	1/17/47	(500 bp) — Monthly	(22,663)
	CMBX NA BB.7 Index	(57,666)	284,000	34,222	1/17/47	(500 bp) — Monthly	(23,681)
	CMBX NA BB.7 Index	(31,765)	174,000	20,967	1/17/47	(500 bp) — Monthly	(10,943)
	CMBX NA BB.9 Index	(18,626)	117,000	14,157	9/17/58	(500 bp) — Monthly	(4,566)
	CMBX NA BB.9 Index	(8,945)	56,000	6,776	9/17/58	(500 bp) — Monthly	(2,216)
	CMBX NA BB.9 Index	(8,847)	56,000	6,776	9/17/58	(500 bp) — Monthly	(2,118)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(84,642)	602,000	130,754	5/11/63	(500 bp) — Monthly	45,611
	CMBX NA BB.6 Index	(64,085)	442,000	96,002	5/11/63	(500 bp) — Monthly	31,549
	CMBX NA BB.6 Index	(26,464)	184,000	39,965	5/11/63	(500 bp) — Monthly	13,348
	CMBX NA BB.6 Index	(133)	1,000	217	5/11/63	(500 bp) — Monthly	83
	CMBX NA BB.7 Index	(611,741)	4,834,000	582,497	1/17/47	(500 bp) — Monthly	(33,271)
	CMBX NA BB.9 Index	(39,347)	278,000	33,638	9/17/58	(500 bp) — Monthly	(5,941)
	CMBX NA BB.9 Index	(26,674)	169,000	20,449	9/17/58	(500 bp) — Monthly	(6,366)
	CMBX NA BB.9 Index	(19,207)	136,000	16,456	9/17/58	(500 bp) — Monthly	(2,865)
	CMBX NA BB.9 Index	(13,261)	85,000	10,285	9/17/58	(500 bp) — Monthly	(3,047)
	CMBX NA BB.9 Index	(1,840)	12,000	1,452	9/17/58	(500 bp) — Monthly	(398)
	CMBX NA BBB-.7 Index	(138,115)	3,640,000	131,768	1/17/47	(300 bp) — Monthly	(8,167)
	CMBX NA BBB-.7 Index	(11,036)	304,000	11,005	1/17/47	(300 bp) — Monthly	(31)
	Merrill Lynch International
	CMBX NA BB.10 Index	(34,710)	292,000	28,324	11/17/59	(500 bp) — Monthly	(6,629)
	CMBX NA BB.10 Index	(30,774)	292,000	28,324	11/17/59	(500 bp) — Monthly	(2,693)
	CMBX NA BB.7 Index	(29,492)	170,000	20,485	1/17/47	(500 bp) — Monthly	(9,148)
	CMBX NA BB.9 Index	(126,691)	810,000	98,010	9/17/58	(500 bp) — Monthly	(29,356)
	CMBX NA BB.9 Index	(38,226)	292,000	35,332	9/17/58	(500 bp) — Monthly	(3,137)
	CMBX NA BB.9 Index	(42,318)	289,000	34,969	9/17/58	(500 bp) — Monthly	(7,590)
	CMBX NA BB.9 Index	(43,313)	276,000	33,396	9/17/58	(500 bp) — Monthly	(10,147)
	CMBX NA BB.9 Index	(40,370)	274,000	33,154	9/17/58	(500 bp) — Monthly	(7,444)
	CMBX NA BB.9 Index	(39,475)	258,000	31,218	9/17/58	(500 bp) — Monthly	(8,472)
	CMBX NA BBB-.7 Index	(75,310)	919,000	33,268	1/17/47	(300 bp) — Monthly	(42,502)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(34,235)	336,000	12,163	1/17/47	(300 bp) — Monthly	(22,240)
	CMBX NA BB.10 Index	(30,624)	292,000	28,324	11/17/59	(500 bp) — Monthly	(2,543)
	CMBX NA BB.7 Index	(166,515)	828,000	99,774	1/17/47	(500 bp) — Monthly	(67,431)
	CMBX NA BB.7 Index	(142,886)	741,000	89,291	1/17/47	(500 bp) — Monthly	(54,213)
	CMBX NA BB.7 Index	(131,385)	651,000	78,446	1/17/47	(500 bp) — Monthly	(53,482)
	CMBX NA BB.7 Index	(57,259)	306,000	36,873	1/17/47	(500 bp) — Monthly	(20,641)
	CMBX NA BB.9 Index	(29,533)	205,000	24,805	9/17/58	(500 bp) — Monthly	(4,899)
	CMBX NA BB.9 Index	(22,495)	169,000	20,449	9/17/58	(500 bp) — Monthly	(2,187)
	CMBX NA BB.9 Index	(22,550)	166,000	20,086	9/17/58	(500 bp) — Monthly	(2,602)
	CMBX NA BB.9 Index	(24,292)	161,000	19,481	9/17/58	(500 bp) — Monthly	(4,945)
	CMBX NA BB.9 Index	(22,012)	161,000	19,481	9/17/58	(500 bp) — Monthly	(2,666)
	CMBX NA BB.9 Index	(17,446)	116,000	14,036	9/17/58	(500 bp) — Monthly	(3,506)
	CMBX NA BB.9 Index	(15,719)	101,000	12,221	9/17/58	(500 bp) — Monthly	(3,582)
	CMBX NA BB.9 Index	(11,806)	78,000	9,438	9/17/58	(500 bp) — Monthly	(2,433)
	CMBX NA BB.9 Index	(11,806)	78,000	9,438	9/17/58	(500 bp) — Monthly	(2,433)
	CMBX NA BBB-.7 Index	(30,222)	476,000	17,231	1/17/47	(300 bp) — Monthly	(13,228)

	Upfront premium received	—			Unrealized appreciation		701,870

	Upfront premium (paid)	(4,531,330)			Unrealized (depreciation)		(902,881)

	Total	$(4,531,330)				Total	$(201,011)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized depreciation
	NA HY Series 32 Index	$1,262,808	$21,160,000	$1,615,227	6/20/24	(500 bp) — Quarterly	$(452,341)

	Total	$1,262,808					$(452,341)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $555,215,946.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $25,464, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/19
Short-term investments
	Putnam Short Term Investment Fund*	$58,463,800	$141,020,336	$138,175,947	$662,747	$61,308,189

	Total Short-term investments	$58,463,800	$141,020,336	$138,175,947	$662,747	$61,308,189
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $250,063.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $11,654,157.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,680,457.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $282,847,554 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	89.2%
	Greece	1.9
	Argentina	1.5
	Brazil	1.4
	Mexico	1.2
	Indonesia	0.9
	Canada	0.5
	Russia	0.5
	Other	2.9

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $277,403 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $11,302,747 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,654,157 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$2,148	$—	$—
Consumer cyclicals	—	60,426	—
Energy	—	164	8,747
Health care	19,121	—	—
Technology	267,254	—	—
Utilities and power	—	139,842	—

Total common stocks	288,523	200,432	8,747
Asset-backed securities	—	3,528,065	—
Convertible bonds and notes	—	21,620,994	—
Convertible preferred stocks	—	6,400	—
Corporate bonds and notes	—	132,281,874	825
Foreign government and agency bonds and notes	—	70,525,270	—
Mortgage-backed securities	—	244,289,391	—
Preferred stocks	427,770	—	—
Purchased options outstanding	—	346,535	—
Purchased swap options outstanding	—	15,901,396	—
Senior loans	—	9,379,941	—
U.S. government and agency mortgage obligations	—	445,003,668	—
U.S. treasury obligations	—	663,533	—
Short-term investments	61,613,189	20,703,552	—

Totals by level	$62,329,482	$964,451,051	$9,572
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,296,567	$—
Futures contracts	(13,821)	—	—
Written options outstanding	—	(489,647)	—
Written swap options outstanding	—	(12,551,603)	—
Forward premium swap option contracts	—	(2,377,690)	—
TBA sale commitments	—	(267,144,144)	—
Interest rate swap contracts	—	(3,428,977)	—
Total return swap contracts	—	694,097	—
Credit default contracts	—	(13,183,184)	—

Totals by level	$(13,821)	$(297,184,581)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,330,319	$17,513,503
Foreign exchange contracts	2,695,531	1,365,136
Interest rate contracts	28,363,759	30,317,297

Total	$35,389,609	$49,195,936

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$316,300,000
Purchased currency option contracts (contract amount)	$59,900,000
Purchased swap option contracts (contract amount)	$1,940,300,000
Written TBA commitment option contracts (contract amount)	$447,400,000
Written swap option contracts (contract amount)	$1,602,500,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$494,900,000
OTC interest rate swap contracts (notional)	$5,500,000
Centrally cleared interest rate swap contracts (notional)	$3,302,000,000
OTC total return swap contracts (notional)	$55,300,000
Centrally cleared total return swap contracts (notional)	$273,200,000
OTC credit default contracts (notional)	$187,400,000
Centrally cleared credit default contracts (notional)	$19,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com